OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

March 1, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Value Fund (the “Registrant”)

     Reg. No. 2-75276; File No. 811-3346

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2012.

Sincerely,

/s/ Adrienne Ruffle

------------------------------------

Adrienne Ruffle

Vice President & Associate Counsel

212-323-5231

Aruffle@Oppenheimerfunds.com

cc:     Valerie Lithotomos, Esq.
          Kramer Levin Naftalis & Frankel LLP
          KPMG LLP

          Gloria LaFond
          Taylor V. Edwards